FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Borrowings on unsecured basis due to standby credit facilities	¥ 441,559	¥ 443,966
Weighted average interest rate per annum	2.81%	2.85%
Outstanding borrowings under PRC financial institutions	¥ 11,700	¥ 4,041